Derivatives - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Shareholders’ equity	$ 256,176	$ 243,476	$ 232,475	$ 236,962
Net losses in AOCI expected to be reclassified	563
Net losses in AOCI expected to be reclassified, after tax	$ 352
Terminated cash flow hedges, forecasted transaction hedging period	7 years
Terminated cash flow hedges, maximum forecasted transaction hedging period	20 years
Cumulative funding valuation adjustment	$ 481	497
Funding valuation adjustment on derivative asset, net	(34)	(632)
Funding valuation adjustment on derivative liabilities, net	50	135
Credit derivatives
Derivative [Line Items]
Derivative asset	24
Derivative liability	29
Cash and securities held as collateral	78,900	82,000
Cash and securities collateral posted	62,700	67,900
Collateral not yet posted	2,900
Aggregate fair value of derivative liability	69
Credit derivatives | Bank of America, N.A.
Derivative [Line Items]
Collateral not yet posted	1,600
Credit derivatives | Purchased credit derivatives
Derivative [Line Items]
Carrying value of written credit derivatives	8,200	5,700
Notional amount of written credit derivatives	706,000	880,600
Foreign Mortgage-backed Securities and Foreign Securities
Derivative [Line Items]
Transfer of mortgage-backed securities to third-party trust	7,900
Gross cash proceeds from transfer of securities	7,900
Fair value of securities transferred	7,200
Derivatives
Derivative [Line Items]
Shareholders’ equity	$ (1,077)	$ (1,661)	$ (2,277)	$ (2,869)